Financial Highlights (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Expense Charges Including Real Estate Property Expenses Per Accumulation Unit (in Dollars per Item)	11.621	11.026	12.154	13.473	12.127
Ratios To Average Net Assets Expenses Including Real EstatePropertyExpenses	4.29%	4.52%	6.14%	5.96%	3.91%